INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

NOTE 8 — INCOME TAXES

A reconciliation of the effective income tax rate with the federal statutory tax rate is as follows:

	2011		2010		2009
(dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate

Income tax provision at statutory rate	$2,266	34.0%	$2,257	34.0%	$1,140	34.0%
Effect of non-taxable interest income	(339)	(5.1)	(373)	(5.6)	(385)	(11.5)
Non-deductible expenses	420	6.3	425	6.4	440	13.1
Tax Credits	(1,190)	(17.8)	(1,190)	(17.9)	(1,219)	(36.4)
Other	6	—	56	0.8	69	2.1
Total income taxes	$1,163	17.4%	$1,175	17.7%	$45	1.3%

The tax credits noted in the preceding table are from Bancorp’s investment in Qualified Zone Academy Bonds.  In lieu of receiving periodic interest payments, Bancorp receives an annual income tax credit until maturity of the bond.  The tax credits become available one year after the bond is issued and each successive one year period thereafter until maturity.  At December 31, 2011 and 2010, Bancorp had $18.6 million in Qualified Zone Academy Bonds.  At December 31, 2011, Qualified Zone Academy Bonds had maturity dates ranging from approximately less than a year to 11 years.  The tax credits earned were $1.2 million for each of the last three years ended 2011, 2010 and 2009, respectively.

The following table shows the nature and components of Bancorp’s net deferred tax assets as of December 31:

(dollars in thousands)	2011	2010
Deferred Tax Assets
Allowance for loan losses	$1,762	$2,407
Other deferred tax assets	576	387
Other accrued expenses	202	112
Other real estate owned	569	484
Total deferred assets	3,109	3,390

Deferred Tax Liabilities
Deferred loan fees for tax purposes in excess of amounts deferred for financial reporting	(54)	(38)
Investment securities	(44)	(37)
Premises and equipment	(240)	(151)
Unrealized gain on securities available-for-sale	(1,942)	(844)
Other	(86)	(50)
Total deferred liabilities	(2,366)	(1,120)
Net deferred tax asset	$743	$2,270

As of December 31, 2011, a valuation allowance against deferred tax assets has not been established as it is more likely than not, based on Bancorp’s historical performance, that these deferred tax assets will be realized. Our policy is to recognize interest and penalties on unrecognized tax benefits in Bancorp’s provision for income taxes. There were no amounts related to interest and penalties recognized for the years ended December 31 2011, 2010 and 2009.  The tax years subject to examination by federal taxing authorities are for the years ending December 31, 2010, 2009 and 2008.